Acquisitions - Schedule of Intangible Assets Fair Value and Amortization Periods (Details) - Apollo Fusion Inc [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total identified intangible assets	$ 15,350	$ 15,350
Developed Technology [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 12,100	$ 12,100
Weighted-Average Amortization Periods	6 years	6 years
Customer contracts and related relationships
Business Acquisition [Line Items]
Total identified intangible assets	$ 2,900	$ 2,900
Weighted-Average Amortization Periods	3 years	3 years
Order Backlog [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 200	$ 200
Weighted-Average Amortization Periods	1 year	1 year
Trade Names [Member]
Business Acquisition [Line Items]
Total identified intangible assets	$ 150	$ 150
Weighted-Average Amortization Periods	2 years	2 years